Prepaid Expenses And Other Current Assets - Summary of Prepayment And Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Government authorities	$ 1,618	$ 946
Prepaid expenses	461	426
Short-term deposits	118	337
Other	1,090	209
Total	$ 3,287	$ 1,918